Consolidated Balance Sheet - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 1,650,223	$ 21,378	$ 22,662
Marketable securities	4,623	14,415	14,128
Accounts receivable, net
Inventory	234,590	331,548	473,245
Deposits and advances	620,957	288,842	262,357
Total current assets	2,510,393	656,183	772,392
Property, plant and equipment, net	60,184	55,196	51,085
Non-Marketable securities
Deferred tax assets			64,241
Total long-term assets	60,184	55,196	115,326
Total assets	2,570,577	711,379	887,718
Current liabilities:
Accounts payable	877,595	3,976	13,288
Accrued liabilities and others	47,589	55,571	42,846
Borrowings	283,692	1,158,390	1,038,289
Total current liabilities	1,208,876	1,217,937	1,094,423
Long-term loans
Other liabilities	300,000
Operating lease liability
Total non-current liabilities	300,000
Total liabilities	1,508,876	1,217,937	1,094,423
Commitments and Contingencies – See Note 11
Stockholders’ equity:
Common stock value	323,268	191,477	191,477
Share Premium	5,086,950	149,614	149,614
Profit on Consolidation	87,756	87,756	87,756
Non Controlling Interest	(47,721)	(14,979)	(9,134)
Other Comprehensive income	56,426	51,057	50,767
Accumulated deficit	(4,444,982)	(971,483)	(677,185)
Total stockholders’ equity	1,061,701	(506,558)	(206,705)
Total liabilities and stockholders’ equity	2,570,577	711,379	887,718
Common Class A [Member]
Stockholders’ equity:
Common stock value	$ 4